LONG-TERM DEBT, NET (Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 26, 2012	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Line Items]
Total long-term debt		$ 3,962,705	$ 3,902,781
Restricted cash current portion		317,118	1,447,034
Restricted cash non-current portion		$ 0	369,549
Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 825,000
Purchase price as percentage of principal	100.00%
Maturity date		Dec. 01, 2020
Interest rate per annum	8.50%
Debt underwriting commissions and other expenses	$ 13,200
Net proceeds from issuance of Studio City Notes	811,800
Interest on Studio City Notes, 41-month anniversary	239,594
Interest due	35,063
Interest paid		$ 70,125	70,125
Fund from Studio City Finance's ultimate shareholders to be the first in the sequence of funding of Studio City project costs according to Note Disbursement and Account Agreement	$ 825,000
Maximum redeemable percentage of principal prior to December 1, 2015 for partial redemption	35.00%
Net assets restricted from distribution		89,000	102,000
Studio City Notes [Member] | Senior Notes [Member] | Note Interest Reserve Account [Member]
Long-Term Debt [Line Items]
Restricted cash current portion			63,340
Studio City Notes [Member] | Senior Notes [Member] | Note Debt Service Reserve Account [Member]
Long-Term Debt [Line Items]
Restricted cash current portion		$ 35,068
Restricted cash non-current portion			$ 35,064